Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

a)	The table below sets forth the major related parties and their relationships with the Company:

Name of related parties and Relationship with the Company
-Tuanfang Liu is the Chairman of the Company.
-Jiangyan Zhu is the wife of Tuanfang Liu and a director of the Company.
-Eigate (Hong Kong) Technology Co., Limited (“Eigate”) is a wholly-owned subsidiary of Aspire Global.
-Aspire Global is a company controlled by the Chairman of the Company.
-Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chairman and 5% by the chairman’s cousin.

b)	Tuanfang Liu is also Aspire Global’s chief executive officer and a director of both the Company and Aspire Global, and his wife, Jiangyan Zhu, is also a director of both companies. At June 30, 2023, Mr. Liu and Ms. Zhu beneficially owned 66.5% and 5.0%, 61.3% and 4.6%, respectively, of the outstanding shares of both Aspire Global and the Company. See Note 15.

c)	The Company had the following balances due from related parties:

	As of June 30,
	2022	2023
Shenzhen Yi Jia	$1,872,035	$-
Tuanfang Liu	62,820	-
Total	$1,934,855	$-

The balances represent payment on behalf of these related parties, such as freight and tariff charges and others. These balances as of June 30, 2022 were all non-interest bearing, unsecured, have no due date and are repayable on demand and the balances were fully settled in November 2022.

d)	The balances in due to related parties at June 30, 2022 and 2023 represent amount due to Eigate of $40,672,768 and amount due to Shenzhen Yi Jia of $710,910, respectively. These balances were all non-interest bearing, unsecured, have no due date and are repayable on demand.

e)	For the years ended June 30, 2022 and 2023, substantially all of the Company’s tobacco and cannabis vaping products were purchased from Shenzhen Yi Jia. As of June 30, 2022 and 2023, the accounts payable - related party was $41,982,373 and $55,769,526, respectively, which was payable to Shenzhen Yi Jia. For the years ended June 30, 2022 and 2023, the purchases from Shenzhen Yi Jia were $74,787,679 and $83,060,957, respectively.